Document and Entity Information	Jan. 31, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 31, 2023
Entity Registrant Name	MicroVision, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34170
Entity Tax Identification Number	91-1600822
Entity Address, Address Line One	18390 NE 68th Street
Entity Address, City or Town	Redmond
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98052
City Area Code	425
Local Phone Number	936-6847
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	MVIS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000065770
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	6244 185th Avenue NE
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Redmond
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98052